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                           COLUMBIA FUNDS SERIES TRUST

               Columbia Asset Allocation Fund II                             Columbia Marsico International Opportunities Fund
      Columbia California Intermediate Municipal Bond Fund                  Columbia Maryland Intermediate Municipal Bond Fund
                     Columbia Cash Reserves                                      Columbia Masters Global Equity Portfolio
              Columbia Convertible Securities Fund                                  Columbia Masters Heritage Portfolio
       Columbia Georgia Intermediate Municipal Bond Fund                      Columbia Masters International Equity Portfolio
                   Columbia Global Value Fund                                           Columbia Mid Cap Index Fund
                   Columbia High Income Fund                                            Columbia Mid Cap Value Fund
               Columbia International Value Fund                             Columbia Multi-Advisor International Equity Fund
                  Columbia Large Cap Core Fund                                          Columbia Municipal Reserves
             Columbia Large Cap Enhanced Core Fund                       Columbia North Carolina Intermediate Municipal Bond Fund
                 Columbia Large Cap Index Fund                                         Columbia Short Term Bond Fund
                 Columbia Large Cap Value Fund                                    Columbia Short Term Municipal Bond Fund
          Columbia LifeGoal Balanced Growth Portfolio                                Columbia Small Cap Growth Fund II
               Columbia LifeGoal Growth Portfolio                                      Columbia Small Cap Index Fund
         Columbia LifeGoal Income and Growth Portfolio                               Columbia Small Cap Value Fund II
               Columbia LifeGoal Income Portfolio                        Columbia South Carolina Intermediate Municipal Bond Fund
               Columbia Marsico 21st Century Fund                                     Columbia Total Return Bond Fund
             Columbia Marsico Focused Equities Fund                         Columbia Virginia Intermediate Municipal Bond Fund
                  Columbia Marsico Growth Fund                                                 (the "Funds")

                         SUPPLEMENT DATED MARCH 2, 2007
          TO THE PROSPECTUSES FOR CLASS Z SHARES DATED AUGUST 1, 2006,
            AS SUPPLEMENTED SEPTEMBER 29, 2006 AND DECEMBER 28, 2006

     Effective immediately, the prospectuses for Class Z shares of the Funds are hereby supplemented by adding the following as the last bullet point under the section entitled "No minimum initial investment" under the heading "Buying, selling and exchanging shares":

     - any investor participating in a wrap program sponsored by an intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.



INT-47/128326-0307